Right-of-Use Assets (Tables)	12 Months Ended
Mar. 31, 2026
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements
	Motor Vehicle	Office premise	Total
	USD’000	USD’000	USD’000
Cost

As of 1 April 2024	24	—	24
Additions	—	1,979	1,979
Derecognition upon expiry of lease tenure	(22)	—	(22)
Exchange differences	(2)	—	(2)
As of 31 March 2025	—	1,979	1,979
Additions	24	262	286
Exchange differences	—	(40)	(40)
As of 31 March 2026	24	2,201	2,225

Accumulated depreciation

As of 1 April 2024	(7)	—	(7)
Depreciation charge	—	(412)	(412)
Transfer	7	—	7
Exchange differences	—	13	13
As of 31 March 2025	—	(399)	(399)
Depreciation charge	(2)	(415)	(417)
Exchange differences	—	17	17
As of 31 March 2026	(2)	(797)	(799)

Carrying amount

As of 31 March 2025	—	1,580	1,580
As of 31 March 2026	22	1,404	1,426